Research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	€ 98,814	€ 81,488	€ 49,989
Licences
Disclosure of Research and Development Expense [Line Items]
Impairment	1,500
Third-party services
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	61,943	54,810	29,324
Personnel expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	29,023	20,532	13,638
Legal, consulting and patent expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	1,177	1,301	2,380
Costs of materials
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	2,138	2,152	1,730
Amortization and depreciation
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	2,639	1,057	834
Other expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	€ 1,894	€ 1,636	€ 2,083